Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Liabilities

Accrued expenses and other current liabilities consist of the following:

	March 31,	December 31,
	2026	2025
Accrued cost of revenue	$675	$823
VAT and taxes payable	1,274	1,257
Other	1,182	327
Accrued expenses and other current liabilities	$3,131	$2,407

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2025	2024
Accrued cost of revenue	$823,405	$-
VAT and taxes payable	1,256,608	-
Other	327,181	-
Accrued expenses and other current liabilities	$2,407,194	$-